UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               -------------

Check here if Amendment [ ]; Amendment Number: _______
   This Amendment (Check only one.):        [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Hovde Capital Advisors LLC
Address:          1826 Jefferson Place, NW
                  Washington, D.C. 20036

Form 13F File Number:  28-10714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard J. Perry, Jr.
Title:            Managing Member
Phone:            (202) 822-8117

Signature, Place, and Date of Signing:

  /s/ Richard J. Perry, Jr.        Washington, D.C.            August 8, 2008
  -------------------------        ----------------           ---------------
        [Signature]                 [City, State]                 [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     67

Form 13F Information Table Value Total:     $371,201 (thousands)



List of Other Included Managers:            None



Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                           FORM 13F INFORMATION TABLE


                  COLUMN 1         COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5      COLUMN 6   COLUMN 7        COLUMN 8
                  --------         --------   --------   --------    -----------------  --------   --------  ---------------------
                    NAME           TITLE OF   CUSIP       VALUE      SHRS OR SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
                                    CLASS               (x$1,000)    PRN AMT PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED    NONE
CORTEZ COMMUNITY BANK             COMMON    220564108       450        60,000  SH        SOLE      NONE              60,000        -
ABINGTON BANCORP INC PENN         COMMON    00350L109     4,371       479,245  SH        SOLE      NONE             410,015   69,230
ALLIANCE BANK & TRUST COMPANY     COMMON    018917104       521        74,476  SH        SOLE      NONE              74,476        -
ANWORTH MORTGAGE ASSET CORP       COMMON    037347101     1,537       236,035  SH        SOLE      NONE             204,865   31,170
ATLANTIC BANCGROUP INC            COMMON    048221105       829        55,234  SH        SOLE      NONE              45,114   10,120
BANCORP RHODE ISLAND INC          COMMON    059690107     5,413       189,480  SH        SOLE      NONE             161,214   28,266
FRANKLIN RESOURCES INC            COMMON    354613101     5,734        62,559  SH        SOLE      NONE              54,279    8,280
CALIFORNIA COASTAL COMMUNITIES    COMMON    129915203     1,589       415,838  SH        SOLE      NONE             355,367   60,471
CATHAY GENERAL BANCORP            COMMON    149150104     1,458       134,153  SH        SOLE      NONE             111,264   22,889
COMMUNITY BANCORP                 COMMON    20343T100       383        76,373  SH        SOLE      NONE              63,649   12,724
CENTRAL FLA ST BK BELLEVIEW       COMMON    153479100       293        28,550  SH        SOLE      NONE              28,550        -
CIT GROUP INC NEW                 COMMON    125581108     4,421       649,225  SH        SOLE      NONE             556,050   93,175
COMERICA INC                      COMMON    200340107    22,980       896,600  SH        SOLE      NONE             776,160  120,440
COLONIAL BANCGROUP INC            COMMON    195493309     1,558       352,440  SH        SOLE      NONE             286,280   66,160
CONSECO INC                       COMMON    208464883     9,217       929,181  SH        SOLE      NONE             798,945  130,236
CITIZENS REPUBLIC BANCORP INC     COMMON    174420109     1,186       420,707  SH        SOLE      NONE             360,988   59,719
CAPITAL TRUST INC MD              COMMON    14052H506     4,071       211,913  SH        SOLE      NONE             181,727   30,186
COMMUNITY WEST BANCSHARES         COMMON    204157101     1,369       178,965  SH        SOLE      NONE             153,373   25,592
ENTERPRISE BANCORP INC MASS       COMMON    293668109     2,474       210,574  SH        SOLE      NONE             182,776   27,798
ETHAN ALLEN INTERIORS INC         COMMON    297602104     3,360       136,587  SH        SOLE      NONE             109,872   26,715
EVERGREENBANCORP INC              COMMON    300349107       528        53,380  SH        SOLE      NONE              53,180      200
FLAGSTAR BANCORP INC              COMMON    337930101     2,271       754,366  SH        SOLE      NONE             637,673  116,693
FRANKLIN BANK CORP                COMMON    352451108        85       139,553  SH        SOLE      NONE             139,553        -
FIRST CALIFORNIA FINANCIAL        COMMON    319395109     3,383       587,332  SH        SOLE      NONE             503,126   84,206
FIRST LONG ISLAND CORP            COMMON    320734106     9,068       459,141  SH        SOLE      NONE             393,450   65,691
FIRST PLACE FINANCIAL CORP-DEL    COMMON    33610T109     1,523       162,042  SH        SOLE      NONE             138,966   23,076
FOX CHASE BANCORP INC             COMMON    35137P106     4,230       412,315  SH        SOLE      NONE             351,359   60,956
GENERAL ELECTRIC CO               COMMON    369604103    25,986       973,640  SH        SOLE      NONE             842,070  131,570
GFI GROUP INC                     COMMON    361652209    10,493     1,164,643  SH        SOLE      NONE           1,000,963  163,680
GLADSTONE CAPITAL CORP            COMMON    376535100     2,858       187,521  SH        SOLE      NONE             161,991   25,530
HARTFORD FINANCIAL SERVICES       COMMON    416515104    23,629       365,941  SH        SOLE      NONE             317,340   48,601
HOVNANIAN ENTERPRISES INC         PREFERRED 442487112     1,167       211,359  SH        SOLE      NONE             182,386   28,973
HATTERAS FINANCIAL CORP           COMMON    41902R103     4,382       190,583  SH        SOLE      NONE             163,203   27,380
JACKSONVILLE BANCORP INC FLA      COMMON    469249106       476        29,928  SH        SOLE      NONE              29,928        -
KBW INC                           COMMON    482423100     2,881       140,000  SH        SOLE      NONE             118,188   21,812
K-FED BANCORP                     COMMON    48246S101     4,784       440,921  SH        SOLE      NONE             379,355   61,566
LINCOLN NATIONAL CORP-IND         COMMON    534187109    22,081       487,216  SH        SOLE      NONE             421,827   65,389
LOUISIANA PACIFIC CORP            COMMON    546347105    17,633     2,076,888  SH        SOLE      NONE           1,779,668  297,220
MFA MORTGAGE INVESTMENTS INC      COMMON    55272X102     4,309       660,840  SH        SOLE      NONE             569,450   91,390
NATIONAL ATLANTIC HOLDINGS        COMMON    63253Y107     9,663     1,597,143  SH        SOLE      NONE           1,597,143        -
ANNALY CAPITAL MANAGEMENT INC     COMMON    035710409    14,038       905,085  SH        SOLE      NONE             782,105  122,980
NORTHRIM BANCORP INC              COMMON    666762109     6,766       372,699  SH        SOLE      NONE             313,934   58,765
OLD SECOND BANCORP INC-DEL        COMMON    680277100       173        14,900  SH        SOLE      NONE              12,120    2,780
OCEAN SHORE HOLDING CO            COMMON    67501P107     7,681       777,721  SH        SOLE      NONE             666,320  111,401
PEOPLES FINANCIAL CORP-MISS       COMMON    71103B102     5,288       257,704  SH        SOLE      NONE             218,479   39,225
EPLUS INC                         COMMON    294268107    11,333       837,586  SH        SOLE      NONE             721,046  116,540
PINNACLE FINL PARTNERS INC        COMMON    72346Q104     1,161        57,813  SH        SOLE      NONE              47,090   10,723
RAIT FINANCIAL TRUST              COMMON    749227104       383        51,579  SH        SOLE      NONE              41,945    9,634
REINSURANCE GROUP OF AMERICA      COMMON    759351109    22,883       525,803  SH        SOLE      NONE             454,193   71,610
RADIOSHACK CORP                   COMMON    750438103    12,310     1,003,223  SH        SOLE      NONE             862,653  140,570
RESOURCE CAPITAL CORP             COMMON    76120W302       656        91,046  SH        SOLE      NONE              74,853   16,193
SANDY SPRING BANCORP INC          COMMON    800363103       662        39,900  SH        SOLE      NONE              32,864    7,036
SERVICE BANCORP INC               COMMON    81756X103     1,381        99,029  SH        SOLE      NONE              84,884   14,145
SENIOR HSG PPTYS TR               COMMON    81721M109    13,877       710,544  SH        SOLE      NONE             616,891   93,653
SILVER STATE BANCORP              COMMON    828251108       427       206,519  SH        SOLE      NONE             178,568   27,951
STERLING FINANCIAL CORP-WASH      COMMON    859319105     1,059       255,908  SH        SOLE      NONE             219,508   36,400
SUPERIOR BANCORP                  COMMON    86806M205       342        40,311  SH        SOLE      NONE              32,917    7,394
TIERONE CORPORATION               COMMON    88650R108       459       100,000  SH        SOLE      NONE              85,750   14,250
UNITED COMMUNITY BANKS INC        COMMON    90984P105       641        75,142  SH        SOLE      NONE              63,503   11,639
UMPQUA HLDGS CORP                 COMMON    904214103       361        29,728  SH        SOLE      NONE              23,397    6,331
VISA INC                          COMMON    92826C839    17,616       216,653  SH        SOLE      NONE             187,893   28,760
WALGREEN CO                       COMMON    931422109     8,521       262,100  SH        SOLE      NONE             227,910   34,190
WAUWATOSA HOLDINGS INC            COMMON    94348P108        83         7,837  SH        SOLE      NONE               6,220    1,617
WASHINGTON BANKING COMPANY        COMMON    937303105     1,407       178,074  SH        SOLE      NONE             153,112   24,962
GREAT WOLF RESORTS INC            COMMON    391523107     8,345     1,909,632  SH        SOLE      NONE           1,637,408  272,224
WHITNEY HOLDING CORP              COMMON    966612103     1,552        84,800  SH        SOLE      NONE              72,734   12,066
WESTERN UNION CO                  COMMON    959802109     7,152       289,308  SH        SOLE      NONE             251,708   37,600

TOTAL                                                   371,201
